Right-of-use assets and lease liabilities - Operating lease expenses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Right-of-use assets and lease liabilities
Amortization of right of use assets and interest of lease liabilities	¥ 912,697	$ 130,458	¥ 405,356	¥ 304,800
Operating lease expenses with an initial term of 12 months or less	302,110	43,183
Total operating lease expenses	¥ 1,214,807	$ 173,641	¥ 405,356	¥ 304,800